                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   12/31/2010

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    North Star Trust Company
Address:                 500 West Madison, Suite 3150
                         Chicago IL 60661

Form 13F File Number: 28-12568

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gayle Robinson
Title:     Secretary
Phone:     414-287-7044

Signature, Place, and Date of Signing:

  /s/ Gayle Robinson                 Milwaukee, WI       02/08/2011
______________________________    __________________    ____________
         [Signature]                 [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                   Name
     ______________________     _______________________________
           28-12609              Marshall & Ilsley Corporation